Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income	$ 980	$ 1,800
Environmental expenditures	(30)	(23)
Adjustments for non-cash items:
Depreciation and amortization (Note 5)	806	775
Regulatory assets and liabilities	70	68
Deferred income tax expense (recovery)	155	(821)
Other	58	39
Changes in non-cash balances related to operations (Note 30)	69	159
Net cash from operating activities	2,108	1,997
Financing activities
Long-term debt issued	900	2,300
Long-term debt repaid	(804)	(653)
Short-term notes issued	4,150	4,070
Short-term notes repaid	(3,905)	(4,413)
Short-term debt repaid (Note 4)	0	(20)
Return of stated capital	0	(607)
Dividends paid	(620)	(1)
Distributions paid to noncontrolling interest	(8)	(2)
Contributions received from sale of noncontrolling interest (Note 4)	0	9
Costs to obtain financing	(7)	(12)
Net cash from (used in) financing activities	(294)	671
Investing activities
Property, plant and equipment	(1,908)	(1,709)
Intangible assets	(142)	(126)
Capital contributions received (Note 30)	14	0
Acquisitions (Note 4)	0	(126)
Other	9	(2)
Net cash used in investing activities	(2,027)	(1,963)
Net change in cash and cash equivalents	(213)	705
Cash and cash equivalents, beginning of year	712	7
Cash and cash equivalents, end of year	$ 499	$ 712